Stock Option - Schedule of Stock Options Issued to Employee and Non-employee (Details) (10 Q) - 2019 Performance Stock Option [Member] - $ / shares	1 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2021
Number of Options	13,000,000
Employees [Member]
Number of Options		4,000,000
Exercise Price		$ 0.30
Expiration Term		5 years
Non-employee Board of Directors [Member]
Number of Options		8,863,500
Exercise Price		$ 0.80
Expiration Term		5 years
Consultants [Member]
Number of Options		70,000
Exercise Price		$ 1.00
Expiration Term		5 years